[USAA       9800 Fredericksburg Road
EAGLE       San Antonio, Texas 78288
LOGO (R)]




                                   May 2, 2003
VIA EDGAR


Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

RE:    USAA Mutual Fund, Inc.
       1933 Act File No. 2-49560
       1940 Act File No. 811-2429

Dear Sir or Madam:

     Pursuant to Rule 497(j) under the Securities Act of 1933, the registrant identified above certifies that the form of Prospectus and Statement of Additional Information that would have been filed under paragraph (b) or (c) of Rule 497 would not have differed from that contained in the most recent Post-Effective Amendment to the registrant's Registration Statement filed on April 28, 2003, and the text of the most recent Post-Effective Amendment to the registrant's Registration Statement has been filed electronically.

                                   Sincerely,



                                   /S/ James L. Love
                                   ------------------------------------
                                   James L. Love
                                   Executive Assistant Counsel
                                   Securities Counsel

Enclosures
cc:    Kirkpatrick & Lockhart, LLP


              USAA Investment Management Company